Accounts Payable and Accrued Other Liabilities - Schedule of Accounts Payable and Accrued Other Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 747,476	$ 901,244
Rental deposits	10,761	14,381
Customer deposits payable	53,570	46,089
Accrued wages & payroll liabilities	1,913	1,965
Property tax payable		2,770
VAT liability & sales tax payable	50,453	64,051
Pre-merger accrued other liabilities	65,948	65,948
Accrued interest	99,982	35,462
Accrued other liabilities	22,500	32,307
Total	$ 1,052,603	$ 1,164,217